UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number
811-05796

FFTW FUNDS, INC.
(Exact name of registrant as specified in charter)

200 Park Avenue, New York, NY 10166
(Address of principal executive offices)
(Zip code)

Stephen P. Casper
200 Park Avenue
New York, NY 10166
(Name and address of agent for service)


Registrant's telephone number, including area code:
(212)681-3000

Date of fiscal year end: 12/31/08

Date of reporting period: 07/01/07 - 06/30/08

Item 1. Proxy Voting Record.

The registrant did not hold any portfolio securities with respect to which the registrant was entitled to vote during the period from July 1, 2007 through June 30, 2008.

SIGNATURES

Pursuant to the requirements of the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)
FFTW FUNDS, INC.

By (Signature and Title)

/s/ Stephen P. Casper
Stephen P. Casper
President and Chief Executive Officer

Date
August 29, 2008